INCOME TAX - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the valuation allowance
Balance at the beginning of the period	$ (85.8)	$ (26.4)	$ (22.3)
Charged to expenses	(93.0)	(38.9)	(4.1)
Other		(20.5)
Balance at the end of the period	$ (178.8)	$ (85.8)	$ (26.4)